Stockholders' Equity (Details - Options by exercise price (Details - Assumptions) - Equity Option [Member]	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.93%	1.71%
Expected life	10 years	10 years
Expected volatility	122.93%	158.86%
Expected dividend yield	0.00%	0.00%